Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Feb. 20, 2024	Nov. 28, 2023	Sep. 05, 2023	May 30, 2023	Mar. 21, 2023	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares (in USD per share)		$ 0.25	$ 0.25	$ 0.25	$ 0.25
Total dividend amount		$ 6,458	$ 6,467	$ 6,482	$ 6,489	$ 25,896
Regular dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Regular dividends declared (in USD per share)	$ 0.25